SCHEDULE OF INVESTMENTS

Delaware Ivy Energy Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Staples

Agricultural Products – 1.0%
Darling International, Inc.(A)	29	$2,038

Total Consumer Staples - 1.0%		2,038

Energy

Coal & Consumable Fuels – 2.3%
Enviva Partners L.P.	68	4,777

Integrated Oil & Gas – 16.0%
Chevron Corp.	142	16,671
Equinor ASA(B)	621	16,447
		33,118

Oil & Gas Drilling – 3.3%
Valaris Ltd.(A)	190	6,842

Oil & Gas Equipment & Services – 4.5%
Schlumberger Ltd.	310	9,270

Oil & Gas Exploration & Production – 48.7%
Black Stone Minerals L.P.	193	1,996
Chesapeake Energy Corp.	161	10,399
ConocoPhillips	179	12,949
Coterra Energy, Inc.	438	8,313
Denbury, Inc.(A)	132	10,144
Devon Energy Corp.	308	13,564
Diamondback Energy, Inc.	79	8,486
EOG Resources, Inc.	145	12,846
Equitable Resources, Inc.(A)	454	9,891
Kimbell Royalty Partners L.P.	262	3,568
Tourmaline Oil Corp.(B)	277	8,943
		101,099

Oil & Gas Refining & Marketing – 12.2%
Archaea Energy, Inc., Class A(A)	326	5,955
Marathon Petroleum Corp.	148	9,502
Valero Energy Corp.	132	9,946
		25,403

Oil & Gas Storage & Transportation – 1.4%
Ardmore Shipping Corp.(A)	276	934
Euronav N.V.	221	1,961
		2,895

Total Energy - 88.4%		183,404

Financials

Specialized Finance – 0.5%
Spring Valley Acquisition Corp.(A)	103	1,031

Total Financials - 0.5%		1,031

Industrials

Electrical Components & Equipment – 0.9%
Sunrun, Inc.(A)	50	1,718

Environmental & Facilities Services – 0.8%
Li-Cycle Holdings Corp.(A)(C)	169	1,688

Total Industrials - 1.7%		3,406

Materials

Fertilizers & Agricultural Chemicals – 1.2%
CF Industries Holdings, Inc.	35	2,470

Total Materials - 1.2%		2,470

Utilities

Electric Utilities – 6.2%
American Electric Power Co., Inc.	12	1,047
Iberdrola S.A.(B)	98	1,157
NextEra Energy, Inc.	22	2,097
Northland Power, Inc.(B)	36	1,088
Orsted A/S(B)	8	1,039
Southern Co. (The)	15	1,051
SSE plc(B)	102	2,276
Terna Rete Elettrica Nazionale S.p.A.(B)	262	2,122
Xcel Energy, Inc.	15	1,017
		12,894

Independent Power Producers & Energy Traders – 1.0%
AES Corp. (The)	86	2,092

Multi-Utilities – 1.0%
CMS Energy Corp.	16	1,030
RWE Aktiengesellschaft(B)	26	1,065
		2,095
Total Utilities - 8.2%		17,081

TOTAL COMMON STOCKS – 101.0%		$209,430
(Cost: $190,338)

SHORT-TERM SECURITIES

Money Market Funds(E) - 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	1,719	1,719

TOTAL SHORT-TERM SECURITIES – 0.8%		$1,719
(Cost: $1,719)

TOTAL INVESTMENT SECURITIES – 101.8%		$211,149
(Cost: $192,057)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.8)%		(3,714)

NET ASSETS – 100.0%		$207,435

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $1,661 are on loan.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$2,038	$—	$—
Energy	166,957	16,447	—
Financials	1,031	—	—
Industrials	3,406	—	—
Materials	2,470	—	—
Utilities	11,698	5,383	—
Total Common Stocks	$187,600	$21,830	$—
Short-Term Securities	1,719	—	—
Total	$189,319	$21,830	$—

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$192,057

Gross unrealized appreciation	26,316
Gross unrealized depreciation	(7,224)

Net unrealized appreciation	$19,092